Income Taxes (Details 2)	Dec. 31, 2023 USD ($)
Income Taxes
2038	$ 6,203,680
2039	10,989,236
2040	22,067,467
2041	19,735,799
Thereafter	29,884,147
Non-capital income tax losses expire	$ 88,880,329